INTANGIBLE ASSETS (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 158,024,460	$ 166,862,965
Less Accumulated Amortization	(42,690,375)	(30,457,820)
Intangible Assets, Net	115,334,085	136,405,145
Total Intangible Assets		183,693,165	$ 217,862,061
Less Accumulated Amortization		(35,612,135)	(16,760,646)
Intangible Assets, Net		148,081,030	201,101,415
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	9,343,352	9,255,026
Less Accumulated Amortization	(4,071,756)	(2,273,432)	(579,161)
Total Intangible Assets		9,255,026	4,010,454
Management Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	7,594,937	7,594,937
Less Accumulated Amortization	(715,761)	(565,972)	(366,667)
Total Intangible Assets		7,594,937	7,594,937
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	15,927,600	15,927,600
Less Accumulated Amortization	(14,210,226)	(6,261,515)	(6,484,668)
Total Intangible Assets		18,586,200	18,415,200
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	6,276,955	8,520,121
Less Accumulated Amortization	(3,006,772)	(5,496,231)	0
Total Intangible Assets		8,520,121	8,212,764
Dispensary License [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	118,881,616	125,565,281
Less Accumulated Amortization	$ (20,685,860)	(15,860,670)	(9,330,150)
Total Intangible Assets		$ 139,736,881	$ 179,628,706